Summary of significant accounting policies - Concentration of Credit Risk (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues
Concentration Risk [Line Items]
Number of customer representing more than 10% of revenues or trade accounts receivable	1	0	1
Concentration risk, percentage	24.90%	10.00%	14.60%
Trade accounts receivable
Concentration Risk [Line Items]
Number of customer representing more than 10% of revenues or trade accounts receivable	1	1
Concentration risk, percentage	16.00%	17.00%